ICON EQUITY INCOME FUND

Portfolio of Investments

September 30, 2022

Security Description	Shares	Value
Common Stock (61.69%)

Basic Materials (2.26%)
Eastman Chemical Co	19,900	$1,413,895

Communications (6.93%)
Nexstar Media Group Inc	11,800	1,968,830
Verizon Communications Inc	24,800	941,656
Vodafone Group PLC	125,900	1,426,447
Total Communications		4,336,933

Consumer, Cyclical (7.24%)
Leggett & Platt Inc	42,600	1,415,172
MDC Holdings Inc	58,676	1,608,896
Whirlpool Corp	11,200	1,509,872
Total Consumer, Cyclical		4,533,940

Consumer, Non-Cyclical (14.15%)
Amgen Inc	9,600	2,163,840
Bristol-Myers Squibb Co	47,400	3,369,666
Ingredion Inc	14,700	1,183,644
Vector Group Ltd	243,300	2,143,473
Total Consumer, Non-Cyclical		8,860,623

Energy (1.95%)
Plains All American Pipeline LP	115,900	1,219,268

Financial (18.70%)
Huntington Bancshares Inc	142,600	1,879,468
Lincoln National Corp	62,600	2,748,766
Manulife Financial Corp	117,800	1,845,926
New York Community Bancorp Inc	234,900	2,003,697
OceanFirst Financial Corp	118,000	2,199,520
Webster Financial Corp	22,800	1,030,560
Total Financial		11,707,937

Industrial (6.65%)
Lockheed Martin Corp	6,500	2,510,885
Trinity Industries Inc	48,800	1,041,880
Union Pacific Corp	3,129	609,592
Total Industrial		4,162,357

Technology (1.12%)
International Business Machines Corp	5,900	700,979

Utilities (2.69%)
Evergy Inc	28,400	1,686,960

Total Common Stock (Cost $41,916,625)		38,622,892

Preferred Stock (10.59%)

Financial (10.59%)
Annaly Capital Management Inc, 8.667%	34,283	816,964
Argo Group US Inc, 6.500%	46,462	1,063,051
Bank of America Corp, 7.250%#	529	620,517
Capital One Financial Corp, 5.000%	10,000	196,300
Equity Commonwealth, 6.500%	33,210	869,106
The PNC Financial Services Group Inc, 6.850%, 3M US LIBOR + 4.0675%(a),(b)	120,688	3,063,061
Total Financial		6,628,999

Total Preferred Stock (Cost $6,733,883)		6,628,999

Corporate Debt (10.03%)	Par Value	Value
Communications (2.83%)
Sprint LLC, 7.125%, 6/15/2024	1,000,000	1,015,230
Uber Technologies Inc, 8.000%, 11/1/2026 (144A)	750,000	752,813
Total Communications		1,768,043

Consumer, Cyclical (1.98%)
KB Home, 7.625%, 5/15/2023	500,000	499,425
MGM Resorts International, 6.750%, 5/1/2025	750,000	738,773
Total Consumer, Cyclical		1,238,198

Consumer, Non-Cyclical (2.22%)
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/2027 (144A)	250,000	223,455
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	182,867
HCA Inc, 5.875%, 2/15/2026	500,000	494,855
Williams Scotsman International Inc, 6.125%, 6/15/2025 (144A)	500,000	490,060
Total Consumer, Non-cyclical		1,391,237

Financial (1.76%)
Cowen Inc, 7.250%, 5/6/2024	250,000	254,601
Credit Acceptance Corp, 6.625%, 3/15/2026	220,000	204,050
Greystar Real Estate Partners LLC, 5.750%, 12/1/2025 (144A)	250,000	236,275
JPMorgan Chase & Co, 3M US LIBOR + 3.470%(a),(b)	170,000	169,998
Principal Financial Group Inc, 5.949%, 5/15/2055(b)	250,000	238,952
Total Financial		1,103,876

Industrial (1.24%)
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/2025 (144A)	250,000	234,853
IEA Energy Services LLC, 6.625%, 8/15/2029 (144A)	250,000	243,750
WESCO Distribution Inc, 7.125%, 6/15/2025 (144A)	300,000	300,165
		778,768

Total Corporate Debt (Cost $6,454,248)		6,280,122

Investment Companies (12.39%)	Shares
Mutual Funds (9.80%)
Blackstone Strategic Credit Fund	71,569	760,778
Delaware Investments National Municipal Income Fund	91,696	998,569
Eaton Vance Floating-Rate 2022 Target Term Trust	103,550	890,530
Invesco High Income 2023 Target Term Fund	71,903	580,976
Nuveen Emerging Markets Debt 2022 Target Term Fund	184,839	1,189,439
Nuveen Intermediate Duration Municipal Term Fund#	40,298	498,486
Vertical Capital Income Fund	136,327	1,216,037
Total Mutual Funds		6,134,815

Exchange-Traded Fund (0.44%)
iShares iBoxx $ Investment Grade Corporate Bond ETF#	2,700	276,615

Money Market Funds (2.15%)
First American Government Obligations Fund (Subsidized 7-Day Yield, 2.780%)	1,341,805	1,341,805

Total Investment Companies (Cost $8,219,905)		7,753,235

Collateral Received For Securities on Loan (1.21%)
First American Government Obligations Fund - Class X (Cost $759,505.00)	759,505	759,505

Total Investments (Cost $64,084,166) (95.91%)		$60,044,753
Other Net Assets (4.09%)		2,559,161
Net Assets (100.00%)		$62,603,914

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at September 30, 2022 in the amount of $746,952.

(144A)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2022, these securities had a total aggregate market value of $2,481,371, which represented approximately 3.96% of net assets.

(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2022 is based on the reference rate plus the displayed spread as of the security’s last reset date.